Lazard Retirement International Strategic Equity Portfolio
Lazard Retirement International Strategic Equity Portfolio
LAZARD RETIREMENT SERIES, INC.

Lazard Retirement International Equity Portfolio

Lazard Retirement International Equity Select Portfolio

Lazard Retirement International Strategic Equity Portfolio

Lazard Retirement International Small Cap Equity Portfolio

Lazard Retirement Multi-Asset Targeted Volatility Portfolio

Supplement to Prospectus dated May 1, 2012

The following replaces contrary information contained in the Prospectus.

Lazard Retirement International Equity Portfolio and Lazard Retirement International Strategic Equity Portfolio

Each Portfolio may invest up to 15% of its assets in securities of companies whose principal business activities are located in emerging market countries.

Lazard Retirement International Equity Select Portfolio

The Portfolio may invest in securities of companies whose principal business activities are located in emerging market countries in an amount up to the current emerging markets component of the MSCI ACWI ex-U.S. plus 15%.

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The following information replaces the biographical information contained in the Prospectus with regard to Michael A. Bennett in "Fund Management - Biographical Information of Principal Portfolio Managers."

Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager's International Equity teams.  Prior to joining the Investment Manager in 1992, Mr. Bennett was with General Electric Investment Corporation, Keith Lippert Associates and Arthur Andersen & Company.  Mr. Bennett has been working in the investment field since 1987.

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Effective July 31, 2012, the following information replaces any contrary information contained in the Prospectus.

Summary Section – Lazard Retirement International Strategic Equity Portfolio – Management

Portfolio Manager/Analysts

Mark Little, portfolio manager/analyst on the Investment Manager's International Strategic Equity team

Michael A. Bennett, portfolio manager/analyst on the Investment Manager's International Equity teams

Robin O. Jones, portfolio manager/analyst on the Investment Manager's International Strategic Equity team

John R. Reinsberg, portfolio manager/analyst on the Investment Manager's Global Equity and International Equity teams

Summary Section – Lazard Retirement International Small Cap Equity Portfolio – Management

Portfolio Manager/Analysts

Edward Rosenfeld, portfolio manager/analyst on the Investment Manager's Global, International and European Small Cap Equity teams

John R. Reinsberg, portfolio manager/analyst on the Investment Manager's Global Equity and International Equity teams

Fund Management – Portfolio Management

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

Retirement International Strategic Equity Portfolio - Mark Little, Michael A. Bennett, Robin O. Jones  and John R. Reinsberg##

Retirement International Small Cap Equity Portfolio - Edward Rosenfeld and John R. Reinsberg##

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As a Deputy Chairman of the Investment Manager, Mr. Lacey or Mr. Reinsberg, as the case may be, is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

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The following discussion replaces "Summary Section—Lazard Retirement Multi-Asset Targeted Volatility Portfolio—Principal Investment Strategies":

The Investment Manager allocates the Portfolio's assets among various U.S. and non-U.S. equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager's evaluation of various economic and other factors designed to estimate probabilities, including volatility.  The Investment Manager will make allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager's research analysts.  Strategy allocations will change over time.

A principal component of the Investment Manager's investment process for the Portfolio is volatility management.  The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio's performance of approximately 10%.  Volatility, a risk measurement, measures the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

As a consequence of allocating its assets among various of the Investment Manager's investment strategies, the Portfolio may:

•
invest in U.S. and non-U.S. equity and debt securities (including those of companies with business activities located in emerging market countries and securities issued by governments of such countries), depositary receipts and shares, currencies and related instruments, and structured notes

•
invest in common stock of exchange-traded open-end management investment companies and similar products, which generally pursue a passive index-based strategy (commonly known as exchange-traded funds ("ETFs"))

•	invest in securities of companies of any size or market capitalization

•	invest in debt securities of any maturity or duration

•
invest in securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade ("junk bonds") or securities that are unrated

•
enter into futures contracts, swap agreements (including credit default swap agreements) and forward contracts, and may purchase and write put and covered call options, on securities, indexes and currencies, for hedging purposes (although it is not required to do so) or to seek to increase returns

The following discussion replaces the fifth and sixth paragraphs in "Summary Section—Lazard Retirement Multi-Asset Targeted Volatility Portfolio—Principal Investment Risks":

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Any investments in ETFs are subject to the risks of the investments of the ETFs, as well as to the general risks of investing in ETFs.  Portfolio shares will bear not only the Portfolio's management fees and operating expenses, but also their proportional share of the management fees and operating expenses of any ETFs in which the Portfolio invests.  Shares of ETFs in which the Portfolio invests may trade at prices that vary from their NAVs, sometimes significantly.  The shares of ETFs may trade at prices at, below or above their most recent NAV.

The following additional risk factors are added to "Summary Section—Lazard Retirement Multi-Asset Targeted Volatility Portfolio—Principal Investment Risks":

The Portfolio may invest a portion of its assets in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The Portfolio also may invest a portion of its assets in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential.  Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company's growth potential. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

The Portfolio's performance will be influenced by political, social and economic factors affecting any non-U.S. countries and companies in which the Portfolio invests. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.  The securities markets of emerging market countries have historically been extremely volatile. However, the capital markets in the U.S. and internationally have experienced unprecedented volatility in recent years, causing significant declines in the value and liquidity of many securities. These market conditions may continue or worsen.

The lack of a readily available market may limit the ability of the Portfolio to sell certain securities at the time and price it would like. The size of certain securities offerings of emerging markets issuers may be relatively smaller in size than offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

The currencies of emerging market countries may experience significant declines against the U.S. dollar, and significant devaluation may occur subsequent to investments in these currencies by the Portfolio.  The Investment Manager may not be able to accurately predict movements in exchange rates and there may be imperfect correlations between movements in exchange rates that could cause the Portfolio to incur significant losses. Currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

The following discussion replaces the second and third paragraphs under "Additional Information About Principal Investment Strategies and Principal Investment Risks—Additional Information About Principal Investment Strategies—Lazard Retirement Multi-Asset Targeted Volatility Portfolio":

The Investment Manager engages in fundamental analysis (including credit analysis) while taking into account macroeconomic and other considerations in selecting investment opportunities. The allocation among the Investment Manager's strategies may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions, and at any given time the Portfolio's assets may not be allocated to all strategies. The investment philosophy employed for the Portfolio is based on an understanding that the current economic environment can be coupled with research into the drivers of (and risks to) outperformance in the strategies in which the Portfolio invests to create a blend of strategies aligned with the economic cycle.

Debt securities in which the Portfolio may invest (as a consequence of allocating its assets among various of the Investment Manager's investment strategies) include debt securities issued or guaranteed by governments, government agencies or supranational bodies or U.S. and non-U.S. companies or other private-sector entities, including fixed and/or floating rate investment grade and non-investment grade bonds ("junk bonds"), convertible securities, commercial paper, collateralized debt obligations, short- and medium-term obligations and other fixed-income obligations.

Dated:  June 22, 2012